PROPERTY AND EQUIPMENT, NET	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Property, Plant and Equipment Disclosure [Text Block]
10. PROPERTY AND EQUIPMENT, NET

Property and equipment consisted of the following at June 30, 2011, and December 31, 2010:

	2011	2010
Buildings	$8,200,529	$7,874,278
Equipment and machinery	3,101,420	2,925,164
Vehicle	50,528	53,906
Office equipment	81,963	49,598
Total	11,434,440	10,902,946
Accumulated depreciation	(440,055)	(181,002)
Net value	$10,990,385	$10,721,944

Depreciation for the six months ended June 30, 2011 and 2010, was $256,077 and $47,911, respectively. Depreciation for the three months ended June 30, 2011 and 2010, was $130,304 and $45,821, respectively.

10. PROPERTY AND EQUIPMENT, NET

Property and equipment consisted of the following at December 31, 2010 and 2009:

	2010	2009
Buildings	$7,874,278	$-
Equipment and machinery	2,925,164	35,687
Vehicle	53,906	4,394
Office equipment	49,598	15,032
Total	10,902,946	55,113
Accumulated depreciation	(181,002)	(2,249)
Net value	$10,721,944	$52,864

Depreciation for the years ended December 31, 2010 and 2009, was $174,808 and $2,249, respectively.